Basis of presentation - Impact on financial assets and liabilities (Details) € in Millions	12 Months Ended
Mar. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Difference in financial assets due to adoption of IFRS 9	€ (253)
Trade and other payables | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities after initial application of IFRS 9	16,702
Trade and other payables | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities before initial application of IFRS 9	16,702
Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities before initial application of IFRS 9	2,383
Financial liabilities after initial application of IFRS 9	2,383
Borrowings | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities after initial application of IFRS 9	43,259
Borrowings | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities before initial application of IFRS 9	43,259
Equity securities | FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	47
Equity securities | Available for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	47
Long term debt securities
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	3,157
Difference in financial assets due to adoption of IFRS 9	(12)
Long term debt securities | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	3,145
Short term bond and debt securities | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	830
Short term bond and debt securities | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	830
Short term bond and debt securities | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	1,974
Financial assets after initial application of IFRS 9	1,974
Short term bond and debt securities | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	175
Short term bond and debt securities | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	175
Managed investment funds | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	3,087
Financial assets after initial application of IFRS 9	3,087
Managed investments funds | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	804
Managed investments funds | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	804
Other investments - restricted deposits | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	817
Other investments - restricted deposits | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	817
Other investments - restricted deposits | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	565
Other investments - restricted deposits | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	565
Other investments - public debt and bonds | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	543
Financial assets after initial application of IFRS 9	543
Trade receivables.
Disclosure of detailed information about financial instruments [line items]
Difference in financial assets due to adoption of IFRS 9	(1,047)
Trade receivables. | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	4,355
Trade receivables. | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	5,402
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Difference in financial assets due to adoption of IFRS 9	877
Trade receivables | FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	877
Other receivables
Disclosure of detailed information about financial instruments [line items]
Difference in financial assets due to adoption of IFRS 9	(71)
Other receivables | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	5,899
Other receivables | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	5,970
Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	2,629
Financial assets after initial application of IFRS 9	2,629
Cash at bank and in hand | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	2,924
Cash at bank and in hand | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	2,924
Money market funds | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets after initial application of IFRS 9	2,477
Money market funds | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets before initial application of IFRS 9	2,477
Trade and other receivables | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Difference in financial assets due to adoption of IFRS 9	241
Impact on current financial assets due to adoption of IFRS 9	220
Impact on non-current financial assets due to adoption of IFRS 9	€ 21